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Transamerica Torray Concentrated Growth VP
Summary Prospectus May 1, 2018

Class	Initial & Service (No Ticker)
This summary prospectus is designed to provide shareholders with key portfolio information in a clear and concise format. Before you invest, you may want to review the portfolio's prospectus, which contains more information about the portfolio and its risks. You can find the portfolio's prospectus and other information about the portfolio, including the portfolio's statement of additional information and most recent reports to shareholders, online at www.transamericaseriestrust.com. You can also get this information at no cost by calling 866-414-6349 or by sending an e-mail request to orders@mysummaryprospectus.com, or from your financial professional. The portfolio's prospectus, dated May 1, 2018, and statement of additional information, dated May 1, 2018, as supplemented from time to time, and the independent registered public accounting firm’s report and financial statements in the portfolio's annual report to shareholders, dated December 31, 2017, are incorporated by reference into this summary prospectus.
Investment Objective: Seeks to achieve long-term growth of capital.
Fees and Expenses: This table describes the fees and expenses that you may pay if you buy and hold portfolio  shares, but it does not reflect any charges that are, or may be, imposed under your variable life insurance policy or variable annuity contract. If such charges were reflected, fees would be higher.
Shareholder Fees (fees paid directly from your investment)
Class:	Initial	Service
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	None	None
Maximum deferred sales charge (load) (as a percentage of purchase price or redemption proceeds, whichever is lower)	None	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Class:	Initial	Service
Management fees	0.68%	0.68%
Distribution and service (12b-1) fees	0.00%	0.25%
Other expenses	0.04%	0.04%
Total annual fund operating expenses	0.72%	0.97%
Example: This Example is intended to help you compare the cost of investing in the portfolio with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in the portfolio for the time periods indicated and then redeem all shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the portfolio’s operating expenses remain the same. The Example does not reflect charges that are, or may be, imposed under your variable life insurance policy or variable annuity contract. If such charges were reflected, costs would be higher. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
	1 year	3 years	5 years	10 years
Initial Class	$74	$230	$401	$ 894
Service Class	$99	$309	$536	$1,190
Portfolio Turnover: The portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual portfolio operating expenses or in the Example, affect the portfolio’s performance.
During the most recent fiscal year, the portfolio turnover rate for the portfolio was 15% of the average value of its portfolio.
Principal Investment Strategies: Under normal circumstances, the portfolio’s sub-adviser, Torray LLC (the “sub-adviser”), will invest at least 80% of the portfolio’s net assets (plus the amount of borrowings, if any, for investment purposes) in equity securities of large capitalization companies with proven records of increasing earnings on a consistent and sustainable basis. The portfolio considers large capitalization companies to be those companies with market capitalizations of $5 billion or more at the time of purchase. Sustainable growth is a product of businesses generally characterized by durable competitive advantages, high returns on and efficient use of capital, low financial and operating volatility, high levels of recurring revenue and low exposure to cyclical trends. Companies are reviewed on a fundamental basis in the context of long-term secular themes.
The portfolio employs a concentrated approach, investing in 25 to 30 stocks, with a long-term orientation and a quality focus. Correlation of securities and underlying businesses is considered in an effort to minimize risk within the portfolio. Initial positions range from 2% to 3% of assets and may be increased over time to between 5% and 7%. Individual positions will not exceed 7%. Sector weights are independent of benchmarks, ranging from 0% to 35%, and cash is not employed in a tactical or strategic manner.
Risk control is an integral part of the sub-adviser’s process. In the context of security selection, the focus is on quality, which is defined as businesses demonstrating consistent financial and operating metrics through a full business cycle, high returns on capital, appropriate leverage and reasonable valuation. Risk control is also a primary part of portfolio construction. In order to achieve effective diversification, correlation among existing and prospective holdings is measured through multiple periods, assigning preference to issues exhibiting low correlation to the portfolio and among sectors. Excess (positive or negative) relative performance also initiates a review of a security by the sub-adviser.

Positions are reduced or sold if they exhibit excess valuation, reach sector or position limits, show increased business volatility, are replaced by higher conviction ideas or fail to fulfill the original investment thesis.
Principal Risks: Risk is inherent in all investing. Many factors affect the portfolio's performance. The value of your investment in the portfolio, as well as the amount of return you receive on your investment, may fluctuate significantly. You may lose part or all of your investment in the portfolio or your investment may not perform as well as other similar investments. The following is a summary description of principal risks (in alphabetical order) of investing in the portfolio. An investment in the portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. You may lose money if you invest in this portfolio.
Equity Securities – Equity securities represent an ownership interest in an issuer, rank junior in a company’s capital structure and consequently may entail greater risk of loss than debt securities. Equity securities include common and preferred stocks. Stock markets are volatile. Equity securities may have greater price volatility than other asset classes, such as fixed income securities, and fluctuate based on changes in a company’s financial condition and overall market and economic conditions. If the market prices of the equity securities owned by the portfolio fall, the value of your investment in the portfolio will decline. If the portfolio holds equity securities in a company that becomes insolvent, the portfolio’s interests in the company will rank junior in priority to the interests of debtholders and general creditors of the company.
Focused Investing – To the extent the portfolio invests in a limited number of countries, regions, sectors, industries or market segments, or in a limited number of issuers, the portfolio will be more susceptible to negative events affecting those countries, regions, sectors, industries, segments or issuers, and the value of its shares may be more volatile than if invested more widely. Local events, such as political upheaval, financial troubles, or natural disasters may disrupt a country’s or region’s securities markets. Geographic risk is especially high in emerging markets.
Growth Stocks – Returns on growth stocks may not move in tandem with returns on other categories of stocks or the market as a whole. Growth stocks typically are particularly sensitive to market movements because their market prices tend to reflect future expectations. When it appears those expectations may not be met, the prices of growth securities typically fall. Growth stocks as a group may be out of favor and underperform the overall equity market for a long period of time, for example, while the market favors “value” stocks.
Legal and Regulatory – Legal and regulatory changes could occur that may adversely affect the portfolio, its investments, and its ability to pursue its investment strategies and/or increase the costs of implementing such strategies. New or revised laws or regulations may be imposed by the U.S. Securities and Exchange Commission, the U.S. Commodity Futures Trading Commission, the Internal Revenue Service, the U.S. Federal Reserve or other governmental regulatory authorities or self-regulatory organizations that could adversely affect the portfolio. The portfolio also may be adversely affected by changes in the enforcement or interpretation of existing statutes and rules by governmental regulatory authorities or self-regulatory organizations.
Management – The portfolio is subject to the risk that the investment manager’s or sub-adviser’s judgments and decisions may be incorrect or otherwise may not produce the desired results. The value of your investment may decrease if the investment manager’s or sub-adviser’s judgment about the quality, relative yield or value of, or market trends affecting, a particular security or issuer, industry, sector, region or market segment, or about the economy or interest rates, is incorrect. The portfolio may also suffer losses if there are imperfections, errors or limitations in the quantitative, analytic or other tools, resources, information and data used, or the analyses employed or relied on, by the investment manager or sub-adviser, if such tools, resources, information or data are used incorrectly, fail to produce the desired results or otherwise do not work as intended, or if the investment manager’s or sub-adviser’s investment style is out of favor or otherwise fails to produce the desired results. The portfolio’s investment strategies designed by the investment manager or sub-adviser may not work as intended. In addition, the portfolio’s investment strategies or policies may change from time to time. Those changes may not lead to the results intended by the investment manager or sub-adviser and could have an adverse effect on the value or performance of the portfolio. Any of these things could cause the portfolio to lose value or its results to lag relevant benchmarks or other funds with similar objectives.
Market – The value of the portfolio's securities may go up or down, sometimes rapidly or unpredictably, due to general market conditions, such as real or perceived adverse economic or political conditions, inflation, changes in interest rates or currency rates, lack of liquidity in the markets or adverse investor sentiment. Adverse market conditions may be prolonged and may not have the same impact on all types of securities. The value of securities also may go down due to events or conditions that affect particular sectors, industries or issuers. If the value of the securities owned by the portfolio fall, the value of your investment will go down. The portfolio may experience a substantial or complete loss on any individual security.
In the past decade, financial markets throughout the world have experienced increased volatility, depressed valuations, decreased liquidity and heightened uncertainty. Governmental and non-governmental issuers have defaulted on, or been forced to restructure, their debts. These market conditions may continue, worsen or spread. Events that have contributed to these market conditions include, but are not limited to, major cybersecurity events; geopolitical events (including wars and terror attacks); measures to address budget deficits; downgrading of sovereign debt; declines in oil and commodity prices; dramatic changes in currency exchange rates; and public sentiment. The European Union has experienced increasing stress for a variety of reasons, including economic downturns in various member countries. In June 2016, the United Kingdom voted to withdraw from the European Union, and additional members could do the same. The impact of these conditions and events is not yet known.
The U.S. government and the Federal Reserve, as well as certain foreign governments and central banks have taken steps to support financial markets, including by keeping interest rates at historically low levels. This and other government interventions may not work as intended, particularly if the efforts are perceived by investors as being unlikely to achieve the desired results. The Federal Reserve has reduced its market support activities and has begun raising interest rates. Certain foreign governments and central banks are implementing or discussing so-called negative interest rates (e.g., charging depositors who keep their cash at a bank) to spur economic growth. Further Federal Reserve or other U.S. or non-U.S. governmental or central bank actions, including interest rate increases or contrary actions by different governments could negatively affect financial markets generally, increase market volatility, and reduce the value and liquidity of securities in which the portfolio invests.
Policy and legislative changes in the United States and in other countries are affecting many aspects of financial regulation, and may in some instances contribute to decreased liquidity and increased volatility in the financial markets. The impact of these changes on the markets, and the practical implications for market participants, may not be fully known for some time.
Economies and financial markets throughout the world are increasingly interconnected. Economic, financial or political events, trading and tariff arrangements, terrorism, natural disasters and other circumstances in one country or region could have profound impacts on global economies or markets. As a result, whether or not the portfolio invests in securities of issuers located in or with significant exposure to the countries directly affected, the value and liquidity of the portfolio's investments may be negatively affected.
Performance: The bar chart and the table below provide some indication of the risks of investing in the portfolio. The bar chart shows how the portfolio’s performance has varied from year to year. The table shows how the portfolio’s average annual total returns for different periods compare to the returns of a broad measure of market performance, as well as comparison to one or more secondary indices.
The performance calculations do not reflect any charges that are, or may be, imposed under your variable life insurance policy or variable annuity contract. If such charges were reflected, performance would be lower.
Absent any applicable fee waivers and/or expense limitations, performance would be lower.
As with all mutual funds, past performance is not a prediction of future results. Updated performance information is available on our website at www.transamericaseriestrust.com/content/Performance.aspx or by calling 1-888-233-4339.
Prior to May 1, 2013, the portfolio was named Transamerica Multi Managed Large Cap Core VP, had two different sub-advisers, a different investment objective and used different investment strategies. The performance set forth prior to that date is attributable to the previous sub-advisers.
Prior to May 1, 2014, the portfolio was named Transamerica BNP Paribas Large Cap Growth VP, had a different sub-adviser, a different investment objective and used different investment strategies. The performance set forth for the period between May 1, 2013 and April 30, 2014 is attributable to that previous sub-adviser.

Annual Total Returns (calendar years ended December 31) - Initial Class
	Quarter Ended	Return
Best Quarter:	9/30/2009	19.50%
Worst Quarter:	12/31/2008	-25.25%

Average Annual Total Returns (periods ended December 31, 2017)
	1 Year	5 Years	10 Years	Inception Date
Initial Class	24.72%	13.92%	8.22%	04/08/1991
Service Class	24.41%	13.64%	7.96%	05/01/2003
Russell 1000® Growth Index[1] (reflects no deduction for fees, expenses or taxes)	30.21%	17.33%	10.00%
S&P 500® (reflects no deduction for fees, expenses or taxes)	21.83%	15.79%	8.50%
1Russell Investment Group is the source and owner of the trademarks, service marks and copyrights related to the Russell indexes. Russell® is a trademark of Russell Investment Group.
Management:
Investment Manager: Transamerica Asset Management, Inc. Sub-Adviser: Torray LLC Portfolio Manager:
Nicholas C. Haffenreffer	Portfolio Manager	since 2014
Purchase and Sale of Portfolio Shares: Shares of the portfolio may only be purchased or redeemed through variable life insurance policies and variable annuity contracts offered by the separate accounts of participating life insurance companies. Please refer to the corresponding prospectus of the policy or annuity contract that you have chosen for more information about the terms of the offering. Shares of the portfolio may also be sold to the asset allocation portfolios and to other funds of funds.
The portfolio does not have any initial or subsequent investment minimums. However, your insurance company may impose investment minimums.

The portfolio will not be charged and does not intend to pay any 12b-1 fees on Initial Class shares through May 1, 2019. The maximum 12b-1 fee on Initial Class shares is 0.15%. The portfolio reserves the right to pay such fees after that date.
Tax Information: Distributions made by the portfolio to an insurance company separate account, and exchanges and redemptions of portfolio shares made by the separate account, ordinarily do not cause the owners of insurance policies and annuity contracts invested in the separate account to recognize income or gain for federal income tax purposes. Please refer to the corresponding prospectus of the policy or annuity contract that you have chosen for more information regarding the tax consequences of your investment.
Payments to Broker-Dealers and Other Financial Intermediaries: The portfolio is generally only available as an underlying investment option for separate accounts of Transamerica life insurance companies to fund benefits under variable life insurance policies and variable annuity contracts. The portfolio and/or its affiliates may make payments to a Transamerica insurance company (or its affiliates) and to broker-dealers and other financial intermediaries for the sale of variable contracts (and thus, indirectly, the portfolio’s shares) and related services. These payments may create a conflict of interest by influencing the Transamerica insurance company or other intermediary to recommend the variable contracts that invest in the portfolio. Ask your salesperson or visit your financial intermediary’s website for more information.
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